RULE 497 FILING

On behalf of the Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio (each a “Portfolio” and, collectively, the “Portfolios”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Portfolios pursuant to Rule 497(e) on March 13, 2015 (Accession No. 0001193125-15-090794), which is incorporated by reference into this Rule 497 Filing.